Vessels, net, Vessels' Disposals (Details) $ in Thousands	1 Months Ended		8 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2020 USD ($) Subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Vessels' Disposals [Abstract]
Gain / (loss) on vessel's sale				$ 0	$ 319	$ (127)
Vessels' Cost [Abstract]
Beginning balance		$ 1,566	$ 1,566	1,790	1,566
Acquisitions, other vessels' costs and improvement				8	224
Vessels' disposals				(878)
Ending balance				920	1,790	1,566
Accumulated Depreciation [Abstract]
Beginning balance		(573)	(573)	(655)	(573)
Ending balance				(769)	(655)	(573)
Net Book Value [Abstract]
Beginning balance				128,108
Acquisitions, other vessels' costs and improvement				8	224
Ending balance				123,036	128,108
Continuing Operations [Member] | Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance		60,161	60,161	134,564	60,161
Transfer from advances for vessel acquisitions and other vessel costs					11,017
Acquisitions, other vessels' costs and improvement				2,218	63,386
Ending balance				136,782	134,564	60,161
Accumulated Depreciation [Abstract]
Beginning balance		(740)	(740)	(6,456)	(740)
Depreciation				(7,290)	(5,716)
Ending balance				(13,746)	(6,456)	(740)
Net Book Value [Abstract]
Beginning balance		59,421	$ 59,421	128,108	59,421
Transfer from advances for vessel acquisitions and other vessel costs					11,017
Acquisitions, other vessels' costs and improvement				2,218	63,386
Depreciation				(7,290)	(5,716)
Ending balance				123,036	128,108	59,421
Discontinued Operations [Member]
Vessels' Disposals [Abstract]
Number of subsidiaries | Subsidiary			2
Gain / (loss) on vessel's sale					319	(127)
Discontinued Operations [Member] | Rotterdam [Member]
Vessels' Disposals [Abstract]
Sale price of vessels		24,100
Discontinued Operations [Member] | Domingo Container Vessel [Member]
Vessels' Disposals [Abstract]
Sale price of vessels	$ 24,100
Discontinued Operations [Member] | Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance		33,840	$ 33,840	0	33,840
Vessels' disposals					(33,501)
Impairment charges					(339)
Ending balance					0	33,840
Accumulated Depreciation [Abstract]
Beginning balance		(10,390)	(10,390)	0	(10,390)
Vessels' disposals					10,421
Depreciation					(31)
Ending balance					0	(10,390)
Net Book Value [Abstract]
Beginning balance		$ 23,450	$ 23,450	$ 0	23,450
Vessels' disposals					(23,080)
Impairment charges					(339)
Depreciation					(31)
Ending balance					$ 0	$ 23,450